Investment Objectives and Goals - Cambria Global EW 3 ETF	Jul. 01, 2026
Prospectus [Line Items]
Risk/Return [Heading]	CAMBRIA GLOBAL EW 3 ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Cambria Global EW 3 ETF (the “Fund”) seeks to achieve capital appreciation.